Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment [Table Text Block]
	2025	2024

Equipment	$312,231	$292,993
Land	2,244	749
Building	103,032	28,450
Total	417,507	322,192
Accumulated depreciation	(214,659)	(226,836)
Net carrying value	$202,848	$95,356